John Hancock Equity Funds
                 Supplement to the Prospectus dated July 2, 2001

John Hancock Focused Relative Value Fund
John Hancock Large Cap Value Fund
John Hancock Small Cap Value Fund

The "Portfolio Managers" section for John Hancock Focused Relative Value Fund, John Hancock Large Cap Value Fund, and John Hancock Small Cap Value Fund has been changed as follows:



-----------------------------------------------------------------------------------------------------------
FOCUSED RELATIVE VALUE                LARGE CAP VALUE FUND                SMALL CAP VALUE FUND
  FUND - PAGE 12                      PAGE 18                             PAGE 26
-----------------------------------------------------------------------------------------------------------

Portfolio Managers                    Portfolio Managers                  Portfolio Managers

James S. Yu, CFA                      James S. Yu, CFA                    James S. Yu, CFA
  Vice president of adviser             Vice president of adviser           Vice president of adviser
  Joined fund team in 2000              Joined fund team in 2000            Joined fund team in 2000
  Joined adviser in 2000                Joined adviser in 2000              Joined adviser in 2000
  Analyst at Merrill Lynch Asset        Analyst at Merrill Lynch Asset      Analyst at Merrill Lynch Asset
  Management (1998-2000)                Management (1998-2000)              Management (1998-2000)
  Analyst at Gabelli & Company          Analyst at Gabelli & Company        Analyst at Gabelli & Company
  (1995-1998)                           (1995-1998)                         (1995-1998)
  Began business career in 1991         Began business career in 1991       Began business career in 1991

Roger C. Hamilton                     Roger C. Hamilton                   Roger C. Hamilton
  Vice president of adviser             Vice president of adviser           Vice president of adviser
  Joined fund team in 2000              Joined fund team in 1999            Joined fund team in 1999
  Joined adviser in 1994                Joined adviser in 1994              Joined adviser in 1994
  Began business career in 1980         Began business career in 1980       Began business career in 1980

------------------------------------- ----------------------------------- -----------------------------------

December 10, 2001

              Supplement to the John Hancock Small Cap Value Fund-
                    Class I Prospectus dated August 15, 2001

John Hancock Small Cap Value Fund

On page 4, the "Portfolio Managers" section for the John Hancock Small Cap Value Fund has been changed as follows:

         PORTFOLIO MANAGERS


         James S. Yu, CFA

         Vice president of adviser
         Joined fund team in 2000
         Joined adviser in 2000
         Analyst at Merrill Lynch Asset
          Management (1998-2000)
         Analyst at Gabelli & Company
          (1995-1998)
         Began business career in 1991


         Roger C. Hamilton

         Vice president of adviser
         Joined fund team in 1999
         Joined adviser in 1994
         Began business career in 1980



December 10, 2001